Financial Risk Management - Summary of Allowance for Expected Credit Losses of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
As at January 1	$ (1,220)	$ (3,730)
Increase of allowance recognized in statement of operations during the year	(383)	(720)
Receivables written off during the year as uncollectible	170	1,912
Unused amount reversed	617	1,331
Translation differences	38	(13)
As at December 31	$ (778)	$ (1,220)